COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Bahamas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current lease deposits	$ 8
Non-current lease deposits
Total lease deposits	8
New Jersey [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current lease deposits
Non-current lease deposits	17
Total lease deposits	$ 17